Revenue from Contracts With Customers - (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 391,500		$ 1,298,600
Other sources of revenue	10,600		32,100
Total Operating Revenue	402,101	$ 377,470	1,330,651	$ 1,272,694	$ 1,248,063	$ 1,166,968
Gas and transportation sales | Gas sold and delivered
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	303,200		975,800
Gas and transportation sales | Gas delivered for others
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	74,300		270,700
Gas and transportation sales | Other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	12,500		46,500
Other revenues
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,500		5,600
Revenue from alternative revenue programs
Disaggregation of Revenue [Line Items]
Other sources of revenue	9,100		19,600
Leasing revenue
Disaggregation of Revenue [Line Items]
Other sources of revenue	200		700
Other
Disaggregation of Revenue [Line Items]
Other sources of revenue	$ 1,300		$ 11,800